Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	AIT Therapeutics, Inc.
Entity Central Index Key	0001641631
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company